Key management transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
Disclosure of remuneration to directors and key management [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Salaries and employee benefits	$3,730	$1,947
Directors' fees	3,713	452
Consulting fees	1,317	65
Share-based payments	6,931	1,164